UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 28, 2014         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

February 28, 2014 (unaudited)

	Shares	Value

Common Stocks - 98.7%
Consumer Discretionary - 18.4%
Bed Bath & Beyond, Inc.*	25,018	$1,696,721
Coach, Inc.	24,905	1,215,613
DIRECTV*	17,560	1,362,656
The Gap, Inc.	60,590	2,650,813
Hanesbrands, Inc.	29,620	2,170,554
Harley-Davidson, Inc.	20,975	1,385,609
L Brands, Inc.	20,337	1,145,583
Nordstrom, Inc.	24,396	1,499,866
Omnicom Group, Inc.	32,393	2,451,502
priceline.com, Inc.*	1,867	2,518,284
PulteGroup, Inc.	106,860	2,242,991
Scripps Networks Interactive, Inc., Class A	27,760	2,255,222
Starbucks Corp.	33,423	2,371,696
Starwood Hotels & Resorts Worldwide, Inc.	25,530	2,105,204
The TJX Cos., Inc.	29,818	1,832,614
VF Corp.	35,160	2,060,024
The Walt Disney Co.	37,180	3,004,516
Total Consumer Discretionary		33,969,468
Consumer Staples - 8.5%
The Coca-Cola Co.	49,711	1,898,960
Constellation Brands, Inc., Class A*	22,620	1,832,899
Costco Wholesale Corp.	19,488	2,276,198
CVS Caremark Corp.	43,554	3,185,540
Mondelez International, Inc., Class A	69,500	2,365,085
Philip Morris International, Inc.	49,792	4,028,671
Total Consumer Staples		15,587,353
Energy - 4.3%
Anadarko Petroleum Corp.	18,945	1,594,411
Halliburton Co.	54,427	3,102,339
National Oilwell Varco, Inc.	20,857	1,606,823
Occidental Petroleum Corp.	16,908	1,631,960
Total Energy		7,935,533
Financials - 7.9%
American Tower Corp.	33,650	2,741,466
JPMorgan Chase & Co.	52,241	2,968,334
Marsh & McLennan Cos., Inc.	37,300	1,796,368
Northern Trust Corp.	35,081	2,169,760
T. Rowe Price Group, Inc.	27,669	2,245,893
Wells Fargo & Co.	58,075	2,695,841
Total Financials		14,617,662
Health Care - 13.2%
Abbott Laboratories	64,157	2,552,165

	Shares	Value

Agilent Technologies, Inc.	24,248	$1,380,439
Amgen, Inc.	22,370	2,774,327
Becton, Dickinson and Co.	18,980	2,186,876
Cardinal Health, Inc.	25,603	1,831,383
Covidien PLC	22,202	1,597,434
Express Scripts Holding Co.*	34,600	2,605,726
Intuitive Surgical, Inc.*	4,468	1,987,500
Johnson & Johnson	28,476	2,623,209
Medtronic, Inc.	39,200	2,322,992
Stryker Corp.	31,214	2,504,611
Total Health Care		24,366,662
Industrials - 10.2%
Alaska Air Group, Inc.	28,990	2,511,694
American Airlines Group, Inc.*	51,530	1,903,003
Chicago Bridge & Iron Co., N.V.	22,808	1,920,206
Honeywell International, Inc.	35,227	3,326,838
Ingersoll-Rand PLC	35,250	2,155,185
Parker Hannifin Corp.	15,885	1,914,937
Rockwell Automation, Inc.	18,620	2,287,281
United Parcel Service, Inc., Class B	29,070	2,784,034
Total Industrials		18,803,178
Information Technology - 34.4%
Accenture PLC, Class A	35,409	2,951,340
Adobe Systems, Inc.*	26,272	1,802,522
Apple, Inc.	14,384	7,569,436
EMC Corp.	73,982	1,950,905
F5 Networks, Inc.*	8,349	937,927
Facebook, Inc., Class A*	49,610	3,396,301
Google, Inc., Class A*	6,554	7,967,370
International Business Machines Corp.	29,632	5,486,957
Intuit, Inc.	26,883	2,100,906
MasterCard, Inc., Class A	28,200	2,191,704
Microsoft Corp.	172,307	6,601,081
Oracle Corp.	116,030	4,537,933
QUALCOMM, Inc.	56,149	4,227,458
Red Hat, Inc.*	42,461	2,504,774
Teradata Corp.*	26,026	1,195,114
VeriSign, Inc.*	39,610	2,182,907
Visa, Inc., Class A	18,142	4,099,003
VMware, Inc., Class A*	17,818	1,711,419
Total Information Technology		63,415,057
Materials - 1.8%
CF Industries Holdings, Inc.	5,591	1,402,782

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 1.8% (continued)
Sealed Air Corp.	56,620	$1,927,345
Total Materials		3,330,127
Total Common Stocks (cost $148,567,835)		182,025,040

	Shares	Value

Other Investment Companies - 1.4%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $2,522,362)	2,522,362	$2,522,362
Total Investments - 100.1% (cost $151,090,197)		184,547,402
Other Assets, less Liabilities - (0.1)%		(172,676)
Net Assets - 100.0%		$184,374,726

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

February 28, 2014 (unaudited)

	Shares	Value

Common Stocks - 95.5%
Consumer Discretionary - 29.3%
Chipotle Mexican Grill, Inc.*	12,630	$7,138,602
Delphi Automotive PLC	64,420	4,288,439
Discovery Communications, Inc., Class A*	41,400	3,449,448
DISH Network Corp., Class A*	128,390	7,554,468
Foot Locker, Inc.	96,760	4,035,860
The Gap, Inc.	105,390	4,610,812
Hanesbrands, Inc.	65,150	4,774,192
Hyatt Hotels Corp., Class A*	65,860	3,435,258
Jarden Corp.*	56,180	3,453,385
Michael Kors Holdings, Ltd.*	42,018	4,119,025
Netflix, Inc.*	8,840	3,939,369
PulteGroup, Inc.	241,771	5,074,773
Scripps Networks Interactive, Inc., Class A	62,650	5,089,686
Starwood Hotels & Resorts Worldwide, Inc.	43,660	3,600,204
Starz, Class A*	116,960	3,740,381
Tesla Motors, Inc.*,2	26,120	6,394,437
Tiffany & Co.	78,520	7,321,990
Toll Brothers, Inc.*	90,040	3,512,460
Tribune Co.*	101,500	8,043,875
VF Corp.	90,300	5,290,677
zulily, Inc., Class A*,2	88,220	6,033,366
Total Consumer Discretionary		104,900,707
Consumer Staples - 5.8%
Beam, Inc.	72,960	6,052,762
Constellation Brands, Inc., Class A*	45,170	3,660,125
Green Mountain Coffee Roasters, Inc.	15,400	1,690,612
The Hain Celestial Group, Inc.*	46,290	4,133,697
Molson Coors Brewing Co., Class B	93,190	5,295,988
Total Consumer Staples		20,833,184
Energy - 7.1%
Anadarko Petroleum Corp.	72,020	6,061,203
Gulfport Energy Corp.*	56,780	3,753,158
Oceaneering International, Inc.	84,280	6,032,762
Range Resources Corp.	73,770	6,347,908
Whiting Petroleum Corp.*	47,080	3,234,867
Total Energy		25,429,898
Financials - 2.3%
Apollo Global Management LLC, Class A	150,960	4,859,402
T. Rowe Price Group, Inc.	44,160	3,584,467
Total Financials		8,443,869
Health Care - 12.2%
Alere, Inc.*	69,160	2,540,938
AmerisourceBergen Corp.	49,810	3,379,608
Cardinal Health, Inc.	45,210	3,233,871
HCA Holdings, Inc.*	121,850	6,238,720

	Shares	Value

Henry Schein, Inc.*	38,180	$4,544,947
Mettler-Toledo International, Inc.*	18,710	4,598,170
Perrigo Co. PLC	43,640	7,176,162
St. Jude Medical, Inc.	51,530	3,469,000
Vertex Pharmaceuticals, Inc.*	64,232	5,193,799
Waters Corp.*	30,500	3,397,700
Total Health Care		43,772,915
Industrials - 17.2%
AerCap Holdings N.V.*	123,620	5,315,660
Alaska Air Group, Inc.	74,850	6,485,004
American Airlines Group, Inc.*	97,730	3,609,169
Dover Corp.	54,930	5,179,899
Equifax, Inc.	65,880	4,615,553
Hertz Global Holdings, Inc.*	163,650	4,583,836
Lennox International, Inc.	51,470	4,729,064
Masco Corp.	176,840	4,129,214
Old Dominion Freight Line, Inc.*	48,870	2,601,839
Pall Corp.	57,250	4,923,500
Pitney Bowes, Inc.	287,300	7,311,785
United Continental Holdings, Inc.*	178,310	8,016,818
Total Industrials		61,501,341
Information Technology - 17.6%
Alliance Data Systems Corp.*	13,070	3,726,388
Analog Devices, Inc.	122,860	6,243,745
AOL, Inc.*	51,970	2,275,247
Avago Technologies, Ltd.	88,400	5,454,280
F5 Networks, Inc.*	20,173	2,266,235
IAC/InterActiveCorp	56,580	4,386,647
Intuit, Inc.	56,780	4,437,357
NXP Semiconductor N.V.*	75,230	4,230,183
Skyworks Solutions, Inc.*	245,300	8,698,338
Tableau Software, Inc., Class A*	35,480	3,347,183
Vantiv, Inc., Class A*	167,313	5,325,573
VeriSign, Inc.*	99,940	5,507,693
Workday, Inc., Class A*	65,070	7,152,494
Total Information Technology		63,051,363
Materials - 4.0%
The Scotts Miracle-Gro Co., Class A	27,760	1,585,374
Sealed Air Corp.	205,510	6,995,560
Sigma-Aldrich Corp.	60,260	5,689,147
Total Materials		14,270,081
Total Common Stocks (cost $293,739,753)		342,203,358

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 1.9%
Repurchase Agreements - 1.9%[3]
Cantor Fitzgerald Securities, Inc., dated 02/28/14, due 03/03/14, 0.060%, total to be received $1,570,394 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 05/01/51, totaling $1,601,794)	$1,570,386	$1,570,386
Citigroup Global Markets, Inc., dated 02/28/14, due 03/03/14, 0.060%, total to be received $1,570,394 (collateralized by various U.S. Government Agency Obligations, 1.250% - 7.500%, 10/01/16 - 03/01/44, totaling $1,601,794)	1,570,386	1,570,386
Deutsche Bank Securities, Inc., dated 02/28/14, due 03/03/14, 0.060%, total to be received $1,570,394 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.000%, 11/01/33 - 05/20/43, totaling $1,601,794)	1,570,386	1,570,386

	Principal Amount	Value

Goldman Sachs & Co., Inc., dated 02/28/14, due 03/03/14, 0.050%, total to be received $1,570,393 (collateralized by various U.S. Government Agency Obligations, 2.260% - 6.500%, 08/01/25 - 02/01/44, totaling $1,601,794)	$1,570,386	$1,570,386
UBS Securities LLC, dated 02/28/14, due 03/03/14, 0.060%, total to be received $330,595 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.250%, 03/06/14 - 02/15/44, totaling $337,205)	330,593	330,593
Total Repurchase Agreements		6,612,137
Total Short-Term Investments (cost $6,612,137)		6,612,137
Total Investments - 97.4% (cost $300,351,890)		348,815,495
Other Assets, less Liabilities - 2.6%		9,387,785
Net Assets - 100.0%		$358,203,280

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

February 28, 2014 (unaudited)

	Shares	Value

Common Stocks - 96.3%
Consumer Discretionary - 15.3%
Carmike Cinemas, Inc.*	20,540	$611,065
Carriage Services, Inc.	28,290	577,965
Cavco Industries, Inc.*	6,340	497,373
Chuy’s Holdings, Inc.*	6,260	249,211
Citi Trends, Inc.*	27,860	456,904
Crown Crafts, Inc.	45,482	418,434
Del Frisco’s Restaurant Group, Inc.*	23,410	609,596
Denny’s Corp.*	78,070	530,876
Gentherm, Inc.*	18,660	527,705
Gray Television, Inc.*	44,050	517,588
Kona Grill, Inc.*	14,726	284,212
MarineMax, Inc.*	31,261	450,158
Superior Uniform Group, Inc.	24,280	404,748
Tower International, Inc.*	22,500	577,800
Winnebago Industries, Inc.*	19,990	532,933
Total Consumer Discretionary		7,246,568
Consumer Staples - 7.5%
The Chefs’ Warehouse, Inc.*	19,329	449,399
Farmer Bros. Co.*	21,760	458,701
Inventure Foods, Inc.*	19,270	267,660
Lifeway Foods, Inc.	25,820	370,775
Natural Grocers by Vitamin Cottage, Inc.*	10,360	422,066
Orchids Paper Products Co.	16,250	547,137
The Pantry, Inc.*	33,160	500,053
WD-40 Co.	7,140	520,577
Total Consumer Staples		3,536,368
Energy - 4.7%
RigNet, Inc.*	12,980	620,704
Synergy Resources Corp.*	52,440	555,340
VAALCO Energy, Inc.*	63,360	421,978
Willbros Group, Inc.*	64,722	639,453
Total Energy		2,237,475
Financials - 10.9%
Bryn Mawr Bank Corp.	18,920	539,031
HCI Group, Inc.[2]	10,810	523,420
HFF, Inc., Class A	21,780	694,782
JMP Group, Inc.	66,890	491,641
Ladenburg Thalmann Financial Services, Inc.*	25,046	69,878
Preferred Bank*	23,790	571,674
Pzena Investment Management, Inc., Class A	45,660	527,830
Regional Management Corp.*	14,911	450,014
Silvercrest Asset Management Group, Inc., Class A	20,639	346,942
United Insurance Holdings Corp.	35,944	469,429

	Shares	Value

Wilshire Bancorp, Inc.	48,520	$492,478
Total Financials		5,177,119
Health Care - 20.1%
Albany Molecular Research, Inc.*	17,870	278,772
AngioDynamics, Inc.*	27,590	424,886
Antares Pharma, Inc.*	119,660	532,487
BioScrip, Inc.*	18,822	134,201
Cambrex Corp.*	30,150	605,110
Derma Sciences, Inc.*	28,450	417,930
Dyax Corp.*	43,970	425,190
Dynavax Technologies Corp.*	259,340	482,372
Enanta Pharmaceuticals, Inc.*	5,800	213,672
Exact Sciences Corp.*,2	17,840	239,948
Harvard Bioscience, Inc.*	92,510	451,449
Horizon Pharma, Inc.*	19,490	238,168
Insys Therapeutics, Inc.*	7,140	480,379
Keryx Biopharmaceuticals, Inc.*,2	14,130	226,786
KYTHERA Biopharmaceuticals, Inc.*	4,230	211,373
LHC Group, Inc.*	22,490	529,864
MGC Diagnostics Corp.	23,476	258,471
Novavax, Inc.*	40,330	258,112
Orexigen Therapeutics, Inc.*,2	35,000	242,900
Psychemedics Corp.	29,290	521,655
Repligen Corp.*	35,527	531,839
Sharps Compliance Corp.*	65,356	313,709
Simulations Plus, Inc.	64,877	369,799
Sucampo Pharmaceuticals, Inc., Class A*	62,140	559,260
Tandem Diabetes Care, Inc.*	3,232	83,224
US Physical Therapy, Inc.	14,660	486,419
Total Health Care		9,517,975
Industrials - 14.8%
American Woodmark Corp.*	14,750	473,623
ARC Document Solutions, Inc.*	58,832	464,184
Ceco Environmental Corp.	34,221	552,669
Cenveo, Inc.*	146,530	496,737
Comfort Systems USA, Inc.	26,490	435,231
Franklin Covey Co.*	28,198	590,748
Insteel Industries, Inc.	27,780	552,822
Marten Transport, Ltd.	25,360	494,266
Orion Energy Systems, Inc.*	39,660	219,320
Patrick Industries, Inc.*	12,824	541,045
Stock Building Supply Holdings, Inc.*	25,560	568,966
Sun Hydraulics Corp.	12,050	509,715
Taser International, Inc.*	15,140	291,142
Thermon Group Holdings, Inc.*	15,549	377,685
US Ecology, Inc.	12,230	439,424
Total Industrials		7,007,577

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 19.6%
Actuate Corp.*	24,660	$140,069
Ambarella, Inc.*,2	16,450	550,252
American Software, Inc., Class A	24,340	254,596
Blucora, Inc.*	20,830	400,769
Brightcove, Inc.*	23,670	229,599
CalAmp Corp.*	15,532	497,645
Carbonite, Inc.*	11,935	121,260
Datawatch Corp.*	17,730	595,905
eGain Corp.*	24,070	201,707
Global Cash Access Holdings, Inc.*	63,570	533,988
Information Services Group, Inc.*	81,694	427,260
Inphi Corp.*	45,775	601,941
Integrated Silicon Solution, Inc.*	36,250	441,525
Lionbridge Technologies, Inc.*	60,200	431,032
NetSol Technologies, Inc.*	54,600	253,344
Perceptron, Inc.	21,265	302,176
Perficient, Inc.*	28,470	581,073
Reis, Inc.*	31,830	561,481
SciQuest, Inc.*	19,740	582,725
Travelzoo, Inc.*	21,990	519,404
XO Group, Inc.*	41,850	499,689
Zix Corp.*	123,150	556,638
Total Information Technology		9,284,078
Materials - 2.4%
Horsehead Holding Corp.*	30,200	536,654

	Shares	Value

Neenah Paper, Inc.	11,420	$573,398
Total Materials		1,110,052
Telecommunication Services - 1.0%
inContact, Inc.*	49,985	450,865
Total Common Stocks (cost $36,943,056)		45,568,077

	Principal Amount
Short-Term Investments - 3.7%
Repurchase Agreements - 1.5%[3]
Bank of Nova Scotia, dated 02/28/14, due 03/03/14, 0.050%, total to be received $721,344 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.250%, 06/15/14 - 07/15/22, totaling $735,771)	$721,341	721,341

	Shares
Other Investment Companies - 2.2%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,029,849	1,029,849
Total Short-Term Investments (cost $1,751,190)		1,751,190
Total Investments - 100.0% (cost $38,694,246)		47,319,267
Other Assets, less Liabilities - 0.0%		22,375
Net Assets - 100.0%		$47,341,642

Notes to Schedules of Portfolio Investments (continued)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/ or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$154,963,526	$30,686,097	$(1,102,221)	$29,583,876
Managers Cadence Mid-Cap Fund	303,458,287	46,931,013	(1,573,805)	45,357,208
Managers Cadence Emerging Companies Fund	38,780,244	9,663,082	(1,124,059)	8,539,023

*	Non-income producing security.
[1]	Yield shown represents the February 28, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
Managers Cadence Mid-Cap Fund	$6,235,164	1.7%
Managers Cadence Emerging Companies Fund	686,434	1.4%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of February 28, 2014, the investments in Managers Cadence Capital Appreciation Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of February 28, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Mid-Cap Fund
Investments in Securities
Common Stocks†	$342,203,358	—	—	$342,203,358
Short-Term Investments
Repurchase Agreements	—	$6,612,137	—	6,612,137

Total Investments in Securities	$342,203,358	$6,612,137	—	$348,815,495

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Emerging Companies
Investments in Securities
Common Stocks†	$45,568,077	—	—	$45,568,077
Short-Term Investments
Repurchase Agreements	—	$721,341	—	721,341
Other Investment Companies	1,029,849	—	—	1,029,849

Total Investments in Securities	$46,597,926	$721,341	—	$47,319,267

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 28, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	April 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	April 7, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	April 7, 2014